Income Tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Income Tax [Line Items]
Deferred tax (liabilities) assets, net	$ 295	$ 123
Hong Kong [Member]
Income Tax [Line Items]
Corporate income tax rate	16.50%